Schedule of other current assets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables			$ 167,719
Prepayments	48,030	61,760	90,547
Deposits	6,018	7,738	60,659
Goods and Services Tax receivables	3	3	3,774
Other current assets	$ 54,051	$ 69,501	$ 322,699